Net Sales by Categories (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 281,370	$ 223,845	$ 132,793
Mobile Storage
Segment Reporting Information [Line Items]
Net sales	202,093	152,838	92,265
Mobile Communications
Segment Reporting Information [Line Items]
Net sales	67,564	56,629	24,781
Other products
Segment Reporting Information [Line Items]
Net sales	$ 11,713	$ 14,378	$ 15,744